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Pax Mid Cap Fund
Pax Mid Cap Fund (the "Mid Cap Fund") Summary of Key Information
Investment Objective
The Mid Cap Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Mid Cap Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Mid Cap Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Mid Cap Fund	Institutional Class	Investor Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.93%	1.18%

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Mid Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Mid Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Mid Cap Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Mid Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	95	296	515	1,143
Investor Class	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Mid Cap Fund's performance. During the Mid Cap Fund's most recent fiscal year, the Mid Cap Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Mid Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell Midcap Index as measured by market capitalization. As of December 31, 2018, the Russell Midcap Index included companies with market capitalizations ranging from approximately $387 million to $67.9 billion.

The Mid Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight specific sectors and may take significant positions, which could lead to increased volatility. The Mid Cap Fund is not constrained by any particular investment style, and may therefore invest in "growth" stocks, "value" stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Mid Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts ("ADRs"). The Mid Cap Fund may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Mid Cap Fund's investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Mid Cap Fund may utilize derivatives for hedging and for investment purposes.

It is possible that, due to its investment strategies, the portfolio turnover rate of the Mid Cap Fund may be significant. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives also may be subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

●	Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

●	Management Risk The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund's portfolio manager(s) may not produce the desired results.

●	Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Small and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

●	Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Mid Cap Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 116 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Institutional Class shares of the Mid Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Mid Cap Fund by showing changes in the Mid Cap Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Institutional Class

For the periods shown in the bar chart:	Best quarter: 1st quarter 2017, 4.43%
Worst quarter: 4th quarter 2018, -13.52%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Mid Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Mid Cap Fund by showing how the Mid Cap Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year and since inception period. After-tax performance is presented only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Mid Cap Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	(13.11%)	2.60%	Mar. 31, 2016
Institutional Class | After Taxes on Distributions	[1]	(15.07%)	0.48%	Mar. 31, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	(6.77%)	1.56%	Mar. 31, 2016
Investor Class	[1]	(13.33%)	2.37%	Mar. 31, 2016
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	(9.06%)	6.83%	Mar. 31, 2016
Lipper Mid-Cap Core Funds Index	[3],[4]	(11.49%)	5.76%	Mar. 31, 2016
[1]	The Fund's inception date is March 31, 2016. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	The Russell Midcap Index measures performance of the mid-capitalization sector of the US equity market. The index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000 Index. The index is a subset of the Russell 1000 Index and serves as the underlying index for the Russell Midcap Growth and Russell Midcap Value Index series. The Russell Midcap Index is reconstituted annually.
[3]	Unlike the Mid Cap Fund, the Russell Midcap Index and the Lipper Mid-Cap Core Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The Lipper Mid-Cap Core Funds Index is an unmanaged index of the 30 largest funds in the Lipper Mid-Cap Core Fund category. The Lipper Mid-Cap Core Funds category is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE mid-cap ceiling. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the "average" of the common stocks of the S&P Mid Cap 400 Index. The Lipper Mid-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Mid-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.